FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net changes of derivative financial instruments [Line Items]
Balance at the beginning of the fiscal year	R$ 6,095
Payments	135,550	R$ 50,910	R$ 135,198
Receipts	48,330	105,240	27,484
Balance at the end of the year	(80,575)	6,095
Derivate financial instruments
Net changes of derivative financial instruments [Line Items]
Balance at the beginning of the fiscal year	6,095	(9,415)
Payments	137,956	34,285
Receipts	(43,164)	(92,079)
Effects on the financial result of fair value adjustments	(101,776)	68,944
Effects on equity of fair value adjustments	(79,686)	4,360
Balance at the end of the year	R$ (80,575)	R$ 6,095	R$ (9,415)